CONSOLIDATED INCOME STATEMENTS - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Net sales	R$ 79,736.9	R$ 79,708.8	R$ 72,854.3
Cost of sales	(39,291.6)	(40,422.1)	(35,659.7)
Gross profit	40,445.3	39,286.7	37,194.6
Distribution expenses	(10,750.6)	(11,395.3)	(9,932.7)
Commercial expenses	(7,412.5)	(7,337.4)	(7,035.5)
Administrative expenses	(5,273.7)	(5,236.8)	(4,877.4)
Other operating income/(expenses)	2,028.9	2,513.9	2,124.1
Exceptional items	(206.4)	(143.3)	(392.8)
Income from operations	18,831.0	17,687.8	17,080.3
Finance expenses	(6,280.1)	(7,892.2)	(5,427.8)
Finance income	2,670.3	4,469.1	2,222.4
Net finance result	(3,609.8)	(3,423.1)	(3,205.4)
Share of results of joint ventures	(185.3)	(29.1)	(115.7)
Income before income tax	15,035.9	14,235.6	13,759.2
Income tax expense	(75.5)	655.6	(636.6)
Net income	14,960.4	14,891.2	13,122.6
Attributable to:
Equity holders of Ambev	14,501.9	14,457.9	12,671.0
Non-controlling interest	R$ 458.5	R$ 433.3	R$ 451.6
Basic earnings per share – common – R$	R$ 0.9211	R$ 0.9184	R$ 0.8052
Diluted earnings per share – common – R$	R$ 0.9156	R$ 0.9123	R$ 0.7991